United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/21

Date of Reporting Period: Six months ended 12/31/20

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
December 31, 2020

Share Class | Ticker	Institutional | FHUMX

Federated Hermes U.S. SMID Fund
Fund Established 2020

A Portfolio of Federated Hermes Adviser Series
(formerly, Federated Adviser Series)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from July 6, 2020 through December 31, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2020, the Fund’s sector classification1 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	25.1%
Financials	19.3%
Industrials	17.7%
Health Care	13.2%
Consumer Discretionary	10.7%
Materials	8.5%
Communication Services	2.4%
Consumer Staples	1.3%
Other Assets and Liabilities—Net[2]	1.8%
TOTAL	100%
1
Except for Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2020 (unaudited)
Shares			Value
		Communication Services—2.4%
2,504	[1]	CarGurus, Inc.	$79,452
		Consumer Discretionary—10.7%
926		Brunswick Corp.	70,598
472		Columbia Sportswear Co.	41,243
1,553	[1]	LKQ Corp.	54,728
16	[1]	NVR, Inc.	65,278
1,064	[1]	Skechers USA, Inc., Class A	38,240
1,487	[1]	Terminix Global Holdings, Inc.	75,852
		TOTAL	345,939
		Consumer Staples—1.3%
524		Ingredion, Inc.	41,223
		Financials—19.3%
103		Alleghany Corp.	62,180
1,236		Brown & Brown	58,599
686		Community Bank System, Inc.	42,745
1,373		Lazard Ltd., Class A	58,078
986	[1]	Palomar Holdings, Inc.	87,596
550		Reinsurance Group of America	63,745
3,530		Sterling Bancorp	63,469
1,392		TCF Financial Corp.	51,532
45		White Mountains Insurance Group, Inc.	45,030
1,457		Wintrust Financial Corp.	89,008
		TOTAL	621,982
		Health Care—13.2%
217	[1]	Abiomed, Inc.	70,351
1,023	[1]	AMN Healthcare Services, Inc.	69,820
95	[1]	Bio-Rad Laboratories, Inc., Class A	55,379
245	[1]	ICU Medical, Inc.	52,550
607	[1]	Livanova PLC	40,190
359		PerkinElmer, Inc.	51,517
306		STERIS PLC	57,999
107		West Pharmaceutical Services, Inc.	30,314
		TOTAL	428,120
		Industrials—17.7%
351	[1]	Axon Enterprise, Inc.	43,008
611	[1]	Chart Industries, Inc.	71,969
Semi-Annual Shareholder Report

Shares			Value
		Industrials—continued
518	[1]	Clean Harbors, Inc.	$39,420
699		Cubic Corp.	43,366
907		Fortune Brands Home & Security, Inc.	77,748
577	[1]	Kirby Corp.	29,906
1,675		nVent Electric PLC	39,011
489		Simpson Manufacturing Co., Inc.	45,697
1,175		Smith (A.O.) Corp.	64,413
591		Timken Co.	45,720
577		Woodward, Inc.	70,123
		TOTAL	570,381
		Information Technology—25.1%
1,029	[1]	Altair Engineering, Inc.	59,867
287		Broadridge Financial Solutions	43,968
1,246		Brooks Automation, Inc.	84,541
618		Cognex Corp.	49,616
389	[1]	Gartner, Inc., Class A	62,314
153		Henry Jack & Associates, Inc.	24,785
530		Maximus, Inc.	38,791
1,048		National Instruments Corp.	46,049
910		Power Integrations, Inc.	74,493
780	[1]	PTC, Inc.	93,296
624	[1]	Silicon Laboratories, Inc.	79,460
753		Teradyne, Inc.	90,277
314	[1]	WEX, Inc.	63,908
		TOTAL	811,365
		Materials—8.5%
490		Aptargroup, Inc.	67,076
1,564	[1]	Axalta Coating Systems Ltd.	44,652
644		Eagle Materials, Inc.	65,270
167		Martin Marietta Materials	47,423
542		RPM International, Inc.	49,203
		TOTAL	273,624
		TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $2,505,282)[2]	3,172,086
		OTHER ASSETS AND LIABILITIES - NET—1.8%[3]	57,007
		TOTAL NET ASSETS—100%	$3,229,093
1
Non-income-producing security.
2
Also represents cost of investments for federal tax purposes.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 12/31/2020[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain	2.74
TOTAL FROM INVESTMENT OPERATIONS	2.75
Less Distributions:
Distributions from net investment income	(0.01)
Distributions from net realized gain	(0.02)
TOTAL DISTRIBUTIONS	(0.03)
Net Asset Value, End of Period	$12.72
Total Return[2]	27.50%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]
Net investment income	0.14%[4]
Expense waiver/reimbursement[5]	8.84%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,229
Portfolio turnover	18%
1
Reflects operations for the period from July 6, 2020 (date of initial investment) to December 31, 2020.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesDecember 31, 2020 (unaudited)

Assets:
Investment in securities, at value (identified cost $2,505,282)		$3,172,086
Cash		126,577
Prepaid expenses		9,327
Income receivable		788
TOTAL ASSETS		3,308,778
Liabilities:
Payable for portfolio accounting fees	$62,690
Payable for auditing fees	16,444
Payable to adviser (Note 5)	551
TOTAL LIABILITIES		79,685
Net assets for 253,865 shares outstanding		$3,229,093
Net Assets Consists of:
Paid-in capital		$2,544,152
Total distributable earnings		684,941
TOTAL NET ASSETS		$3,229,093
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,229,093 ÷ 253,865 shares outstanding, no par value, unlimited shares authorized		$12.72
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsPeriod Ended December 31, 2020 (unaudited)1

Investment Income:
Dividends (net of foreign tax withheld of $36)			$13,244
Expenses:
Investment adviser fee (Note 5)		$10,211
Administrative fee (Note 5)		1,308
Custodian fees		776
Transfer agent fees (Note 2)		2,586
Auditing fees		16,444
Legal fees		4,791
Portfolio accounting fees		62,815
Share registration costs		21,781
Printing and postage		8,135
Miscellaneous (Notes 5)		2,896
TOTAL EXPENSES		131,743
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(10,211)
Reimbursement of other operating expenses (Note 5)	(110,169)
TOTAL WAIVER and REIMBURSEMENT		(120,380)
Net expenses			11,363
Net investment income			1,881
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			23,954
Net change in unrealized appreciation of investments			666,804
Net realized and unrealized gain (loss) on investments and foreign currency transactions			690,758
Change in net assets resulting from operations			$692,639
1
Reflects operations for the period from July 6, 2020 (date of initial investment) to December 31, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

Period Ended (unaudited) 12/31/2020[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,881
Net realized gain	23,954
Net change in unrealized appreciation/depreciation	666,804
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	692,639
Distributions to Shareholders	(7,698)
Share Transactions:
Proceeds from sale of shares	2,546,879
Net asset value of shares issued to shareholders in payment of distributions declared	6,179
Cost of shares redeemed	(8,906)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,544,152
Change in net assets	3,229,093
Net Assets:
Beginning of period	—
End of period	$3,229,093
1
Reflects operations for the period from July 6, 2020 (date of initial investment) to December 31, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of the Federated Hermes U.S. SMID Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares, which commenced operations on July 6, 2020. Class A Shares, Class C Shares and Class R6 Shares are effective with the Securities and Exchange Commission (SEC), but currently not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense waiver and reimbursement of $120,380 is disclosed in various locations in Note 5.
For the period ended December 31, 2020, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Institutional Shares	$2,586
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Delaware.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Period Ended 12/31/2020[1]
Shares sold	254,083
Shares issued to shareholders in payment of distributions declared	484
Shares redeemed	(702)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	253,865
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1
Reflects operations for the period from July 6, 2020 (date of initial investment) to December 31, 2020.
4. FEDERAL TAX INFORMATION
At December 31, 2020, the cost of investments for federal tax purposes was $2,505,282. The net unrealized appreciation of investments for federal tax purposes was $666,804. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $674,206 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,402.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended December 31, 2020, the Adviser voluntarily waived $10,211 of its fee, and voluntarily reimbursed $110,169 of other operating expenses.
Some or all of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.45% of the daily net assets of the Fund which it advises. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time, and for such periods as it deems appropriate, reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the period ended December 31, 2020, the Sub-Adviser waived all of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended December 31, 2020, the annualized fee paid to FAS was 0.096% of average daily net assets of the Fund.
In addition, FAS may change certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.83% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) November 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended December 31, 2020, were as follows:
Purchases	$2,957,493
Sales	$475,888
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers and may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as
Semi-Annual Shareholder Report

appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the period ended December 31, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the period ended December 31, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 6, 2020 (date of initial investment) to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/6/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,275.00	$4.63
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.45	$4.11
1
Expenses are equal to the Fund’s annualized net expense ratio of 0.83%, multiplied by 179/365 (to reflect the period from July 6, 2020 (date of initial investment) to December 31, 2020).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–February 2020
FEDERATED HERMES U.S. SMID Fund (THE “FUND”)
At its meetings in February 2020 (the “February Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract for the Fund with Federated Global Investment Management Corp. (“FGIM”) and a separate proposed subadvisory contract between FGIM and Hermes Investment Management Limited (the “Sub-Adviser” and together with FGIM, the “Advisers”) on behalf of the Fund (together, the “Contracts”). The Board’s determination to approve the Contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its wholly owned subsidiaries, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Advisers and their affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the
Semi-Annual Shareholder Report

fund’s investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing, and working with Federated Hermes on matters relating to the Federated Hermes Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel. At the February Meetings, in addition to separate sessions of the Independent Trustees without management present, senior management of FGIM also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts.
The Board’s consideration of the Contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: each Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s proposed investment objectives; the Fund’s anticipated fees and expenses (including the proposed advisory and subadvisory fees and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by each Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by FGIM in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies that are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes companies that service them (including any communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board received and considered information regarding the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund’s anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s anticipated investors. The range of other similar mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
The Board reviewed the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was equal to the median of the Peer Group. The Board also noted that the proposed contractual subadvisory fee rate (expressed as a percentage of the contractual advisory fee rate) was above the average of the subadvised funds in the Peer Group.
For comparison, the CCO reviewed the fees charged by Federated Hermes for providing advisory services to products other than the Federated Hermes Funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated Hermes serves as sub-adviser) (collectively, the “Other Funds/Accounts”). The CCO provided information to the Board regarding the Other Funds/Accounts other than third-party mutual funds and the CCO concluded that they are inherently different products in light of, among other differences, different types of targeted investors, different applicable laws and regulations, different legal structures, and different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs. The CCO noted that Federated Hermes did not currently manage any Other Funds/Accounts with comparable investment strategies to the Fund’s proposed investment strategy.
Semi-Annual Shareholder Report

The CCO also reviewed the fees charged by the Sub-Adviser for serving as the sole investment adviser to a foreign fund that employs an investment strategy substantially similar to that proposed for the Fund (the “Comparable Fund”). The Board considered that, similar to the Fund’s proposed management fee structure, the Comparable Fund pays an advisory fee to the Sub-Adviser under a “non-unitary” fee structure. The Board considered that the total non-unitary fee, including the advisory fee, is equal to the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund. In connection with these considerations, the Board considered FGIM’s representation to the Board that any differences between the total expense ratios of the Fund and the Comparable Fund will be primarily attributable to certain differences between U.S. registered mutual funds and funds domiciled in a foreign (non-U.S.) country, including differences in the types of restrictions and investment limitations that are in place under the regulatory regimes for each investment product. The Board also noted that the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund was below the average of the Peer Group.
The CCO Fee Evaluation Report indicated that the proposed management fee, after projected waivers, was reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
The Board considered the nature, extent and quality of the services to be provided to the Fund by each Adviser and the resources of each Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, each Adviser’s organizational structure, personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that will benefit the Fund. The Board considered the personnel and other resources dedicated to the Sub-Adviser’s operational, compliance and legal functions. The Board also considered that Federated Hermes owns a majority ownership stake in the Sub-Adviser’s parent company. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Fund and each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund.
The Board considered the range of investment advisory services to be provided by the Sub-Adviser under the oversight of FGIM, including the daily investment of the assets of the Fund. In evaluating these investment advisory services, the Board considered, among other things, the Sub-Adviser’s investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to the Sub-Adviser’s use of a disciplined environmental, social and governance (“ESG”) characteristics analysis as part of the Fund’s investment process.
Semi-Annual Shareholder Report

The Board received and considered information regarding the application of fiduciary principles to the different ways in which ESG investing may be integrated into a fund’s investment process. The Board considered that the Sub-Adviser analyzes ESG-related risk and return factors to seek to enhance the Fund’s long-term risk-adjusted returns and does not consider the advancement of noninvestment goals for the benefit of parties other than the Fund’s shareholders. The Board considered the Adviser’s belief that such ESG investing is consistent with the Adviser’s and the Sub-Adviser’s fiduciary duties to the Fund.
The Board considered that FGIM would retain overall responsibility for the management and investment of the assets of the Fund and that, in this capacity, FGIM would play an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by FGIM and not delegated to or assumed by the Sub-Adviser. In this regard, the Board considered that FGIM would monitor and evaluate the performance of the Sub-Adviser, monitor the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and supervise the Sub-Adviser with respect to the services that the Sub-Adviser would provide under the subadvisory contract. The Board also considered the process used by FGIM to recommend to the Board that the Sub-Adviser be appointed as the sub-adviser to the Fund.
The Board noted the compliance program of each Adviser and the compliance-related resources to be provided to the Fund by each Adviser, including each Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s anticipated ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Advisers are anticipated to execute the Fund’s investment program. The Advisers’ ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Advisers’ investment management services to be provided to the Fund warrant the approval of the Contracts.
The CCO reviewed the investment performance of the Sub-Adviser, including, for purposes of considering the investment skill and experience of the Fund’s portfolio managers, performance data showing the portfolio managers’ capabilities in managing a composite of other accounts, including the Comparable Fund, that has a substantially similar investment strategy to that proposed for the Fund, noting that the Sub-Adviser did not currently manage an investment company registered under the 1940 Act that uses an investment strategy substantially similar to that proposed for the Fund. The Board also considered information comparing the Composite to the Fund’s proposed benchmark. The Board considered the CCO’s view that comparisons to the Composite may be helpful, though not conclusive, in evaluating the anticipated performance of the Sub-Adviser in managing the Fund. The CCO
Semi-Annual Shareholder Report

also provided additional information about the broad range of the portfolio managers’ investment experience and the Sub-Adviser’s investment philosophy and process. The Board also considered how the integration of the ESG analysis into the Fund’s investment process may influence the Fund’s performance relative to its benchmark or peers. Based on these considerations, the Board concluded that it was satisfied that FGIM and the Sub-Adviser have the capability of providing satisfactory investment performance for the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that it regularly receives financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derives from its relationships with the other Federated Hermes Funds. This information covers not only the fees under the investment advisory contracts, but also fees received by Federated Hermes’ subsidiaries for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain Federated Hermes subsidiaries provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information provided to the Board also details any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute Federated Hermes Fund trades. In addition, the Board considered the fact that, in order for a Federated Hermes Fund to be competitive in the marketplace, Federated Hermes frequently waives fees and/or reimburses expenses and has disclosed to fund investors and/or indicated to the Board its intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
Because the Board was considering the Contracts in the context of Federated Hermes’ proposal to create a new Federated Hermes Fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Advisers and their affiliates as a result of the Advisers’ relationships with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history.
Federated Hermes furnished information, requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated Hermes and any projected cost allocation and/or profit margin does not
Semi-Annual Shareholder Report

represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies. The CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. Based on this and other relevant information, the CCO concluded that Federated Hermes’ projected profit margins did not appear to be excessive. The CCO also noted that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are expected to be shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Hermes Fund family as a whole. The Board noted that Federated Hermes’ investments in these areas are extensive. In addition, the Board considered that the Advisers and their affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to revenue sharing (i.e., adviser-paid fees). Federated Hermes and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. Federated Hermes and the CCO also noted the absence of any applicable regulatory or industry
Semi-Annual Shareholder Report

guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The CCO did not recommend institution of breakpoints in pricing Federated Hermes’ proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the Contracts.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s determination to approve the Contracts reflects its view that, based upon the information requested and supplied, Federated Hermes’ proposal to establish and manage the Fund, and its past performance and actions in providing services to other Federated Hermes Funds (which the Board has found to be satisfactory with respect to such other Federated Hermes Funds), provide a satisfactory basis to support the decision to approve the proposed arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes U.S. SMID Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A499
Q454966 (2/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2021